Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 1,978,214	$ 1,965,311	$ 2,141,518
Cost of sales:
Cost of sales	952,323	667,425	696,472
Acquisition-related intangible amortization	58,541	64,198	60,483
Total cost of sales	1,010,864	731,623	756,955
Gross profit	967,350	1,233,688	1,384,563
Operating expenses:
Sales and marketing	450,929	459,912	474,220
Research and development	193,494	198,511	189,859
General and administrative	113,432	119,254	129,725
Acquisition-related intangible amortization	9,596	10,764	14,531
Restructuring, acquisition, integration and other, net	102,188	35,309	44,768
Total operating expenses	869,639	823,750	853,103
Income from operations	97,711	409,938	531,460
Other income (expense):
Interest income	68,016	78,992	32,757
Interest expense	(43,841)	(53,410)	(58,357)
Other (expense) income, net	(739)	(5,711)	6,741
Total other income (expense), net	23,436	19,871	(18,859)
Income before income tax expense	121,147	429,809	512,601
Income tax expense	37,556	88,506	89,390
Net income	$ 83,591	$ 341,303	$ 423,211
Basic earnings per common share (in USD per share)	$ 0.38	$ 1.50	$ 1.86
Diluted earnings per common share (in USD per share)	$ 0.37	$ 1.48	$ 1.84
Weighted-average common shares outstanding:
Basic (in shares)	222,619	228,146	227,577
Diluted (in shares)	224,717	230,619	230,136